Annual Fund Operating Expenses - ProShares MSCI Transformational Changes ETF - None	Oct. 06, 2020
Operating Expenses:
Management Fees	0.45%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.45%

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.